Advances repayable - Additional Information (Detail) € in Thousands	12 Months Ended
Dec. 31, 2017 EUR (€)
Disclosure of financial liabilities [line items]
Contracted recoverable cash advances	€ 26,696
Recoverable cash advances banked	22,600
Existing contracts amounts	2,623
Contractual amount	1,500
5915 [member]
Disclosure of financial liabilities [line items]
Contracted recoverable cash advances	€ 910
Payment equivalent percentage of price received	10.00%
Payment equivalent percentage of price received	100.00%
5915 [member] | Bottom of range [member]
Disclosure of financial liabilities [line items]
Percentage of budgeted project cost	45.00%
5915 [member] | Top of range [member]
Disclosure of financial liabilities [line items]
Percentage of budgeted project cost	70.00%
Other contracts [member]
Disclosure of financial liabilities [line items]
Sales independent reimbursements equivalent percentage of principal amount	30.00%
Other contracts [member] | Bottom of range [member]
Disclosure of financial liabilities [line items]
Percentage of budgeted project cost	45.00%
Sales independent reimbursements percentage	50.00%
Other contracts [member] | Top of range [member]
Disclosure of financial liabilities [line items]
Percentage of budgeted project cost	70.00%
Sales independent reimbursements percentage	200.00%